Property and Equipment - Schedule of Carrying Value of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	$ 10,911	$ 10,003
Capital work in progress	10	10
Net carrying amount	10,921	10,013
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	21,324	19,834
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(10,413)	(9,831)
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	9,562	8,481	$ 8,791
Land and Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	13,858	12,647
Land and Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(4,296)	(4,166)
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	199	348	432
Furniture, Fittings and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	1,759	1,872
Furniture, Fittings and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(1,560)	(1,524)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	549	698	504
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	1,389	1,314
Vehicles | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(840)	(616)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	601	476	$ 606
Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	4,318	4,001
Machinery | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	$ (3,717)	$ (3,525)